Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases

Supplemental balance sheet information related to operating leases is as follows:

	Year ended December 31,
	2024	2023
Office
Weighted average remaining lease term (in years)	8	4
Weighted average discount rate	16.93%	8%

Cars
Weighted average remaining lease term (in years)	0.44	0.8
Weighted average discount rate	18%-26%	18%-26%

The table below presents certain information related to lease costs operating leases:

	Year ended December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of leases liabilities:
Operating leases	$384	$343	351

Schedule of Minimum Lease Payments

Minimum lease payments for the Company’s right of use assets over the remaining lease periods as of December 31, 2024, are as follows:

	Office	Cars	Total
2025	$384	$42	$426
2026	384	-	384
2027	384		384
2028	384		384
2029	384		384
2030-2032	1,151	-	1,151

Total undiscounted lease payments	3,071	42	3,113
Less - adjustment to discounted lease payments	(1,285)	(2)	(1,287)

Present value of lease liabilities	$1,786	$40	$1,826